SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                             January 13, 2017

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                 Re:  AB Relative Value Fund, Inc.
                      File Nos. 2-11023 and 811-00126
                      -------------------------------

Dear Sir or Madam:

      On behalf of AB Relative Value Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus and the Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 9, 2017.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                                     Sincerely,


                                                     /s/ Mark F. Samra
                                                     -----------------
                                                         Mark F. Samra


cc: Stephen J. Laffey, Esq., AllianceBernstein Investments, Inc. Paul M. Miller, Esq., Seward & Kissel LLP.